Income Taxes - Reconciliation of the Liability for Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the liability for unrecognized tax benefits
Balance as of beginning of the year	$ 10.0	$ 16.3	$ 18.5
Additions for current year tax positions	1.4	0.3	0.2
Additions for prior year tax positions	0.9	1.0	1.2
Reductions for prior year tax positions	(0.2)	(4.0)	(0.2)
Reductions related to expirations of statute of limitations	(4.3)	(2.8)	(2.5)
Foreign currency translation	(1.1)	(0.8)	(0.9)
Balance as of the end of the year	$ 6.7	$ 10.0	$ 16.3